WARRANTY PROVISION (Tables)	12 Months Ended
Dec. 31, 2017
ACCRUED WARRANTY COSTS [Abstract]
Summary of warranty activity
The movement of the accrued warranty costs is as follows:

in millions of $	For the year ended December 31,
	2016	2017

Beginning balance	61.0	61.2
Transfer upon sale of manufacturing facility to a related party	(1.8)	-
Accrued warranty cost	12.2	8.2
Warranty reversal	(1.2)	(7.6)
Warranty claims	(6.0)	(17.8)
Effects of foreign currency translation	(3.0)	4.5

Ending balance	61.2	48.5
Thereof:
Current warranty provision	42.2	31.0
Non-current warranty provision	19.0	17.5